Subsequent events	12 Months Ended
Dec. 31, 2018
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Subsequent events
41.	Subsequent events

On 2 January, the Company purchased 827,750 of its shares on-market with prices ranging from full TL 11.89 to full TL 12.24 and total cost was TL 9,997. The buy-back was approved by the Board of Directors on 27 July 2016 and 30 January 2017.

Our 55% owned subsidiary İnteltek İnternet Teknoloji Yatĺrĺm ve Danĺşmanlĺk Ticaret A.Ş. (“İnteltek”) has been notified that the “Tender on Fixed Odds and Pari-Mutuel Betting Games Based on Sports Competitions Shall Be Made by Spor Toto Directorate through Private Legal Entities” is concluded. The tender was awarded to the other bidder. The respective revenues comprise 1% of our consolidated revenues while 2019 contribution is expected to be lower considering our ongoing contract and the transfer process.

İnteltek, which has been operating İddaa game since 2004, has been one of the greatest supporters of the sports since its establishment, and contributed significantly to the development of the sports industry. With respect to the tender process, our rights stemming from the law will be exercised by Inteltek within the respective time frame. Inteltek, under its “procurement agreement through bargaining” will continue its activities together with its activities in digital gaming sector.